                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                               101 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                     DATE OF REPORTING PERIOD: JULY 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
July 31, 2010                                                        (Unaudited)

                                                                           Value
HGK EQUITY VALUE FUND                                            Shares    (000)
---------------------                                           -------   ------
COMMON STOCK (97.1%)
AEROSPACE & DEFENSE (4.4%)
   General Dynamics                                               2,800   $  171
   United Technologies                                            2,400      171
                                                                          ------
                                                                             342
                                                                          ------
AGRICULTURAL OPERATIONS (1.1%)
   Archer-Daniels-Midland                                         3,200       88
                                                                          ------
APPAREL MANUFACTURERS (1.5%)
   VF                                                             1,500      119
                                                                          ------
BANKS (10.9%)
   Bank of America                                               12,200      171
   JPMorgan Chase                                                 5,200      210
   PNC Financial Services Group                                   2,600      154
   State Street                                                   3,900      152
   Wells Fargo                                                    6,000      166
                                                                          ------
                                                                             853
                                                                          ------
BEAUTY PRODUCTS (2.4%)
   Colgate-Palmolive                                              2,400      189
                                                                          ------
CHEMICALS (1.7%)
   PPG Industries                                                 1,900      132
                                                                          ------
COMPUTERS & SERVICES (2.2%)
   International Business Machines                                1,350      173
                                                                          ------
ELECTRICAL SERVICES (7.2%)
   American Electric Power                                        5,500      198
   Entergy                                                        2,300      178
   PPL                                                            7,000      191
                                                                          ------
                                                                             567
                                                                          ------
ENTERTAINMENT (2.9%)
   Carnival                                                       2,900      100
   Comcast, Cl A                                                  6,400      125
   Time Warner Cable, Cl A                                            1       --
                                                                          ------
                                                                             225
                                                                          ------
FINANCIAL SERVICES (2.4%)
   Goldman Sachs Group                                            1,250      189
                                                                          ------
FOOD, BEVERAGE & TOBACCO (2.6%)
   PepsiCo                                                        3,100      201
                                                                          ------
HOUSEHOLD PRODUCTS (2.5%)
   Kimberly-Clark                                                 3,100      199
                                                                          ------
INDUSTRIALS (1.8%)
   General Electric                                               8,900      144
                                                                          ------
INSURANCE (6.8%)
   Allstate                                                       5,900      166
   MetLife                                                        4,300      181

                                                                           Value
                                                                 Shares    (000)
                                                                -------   ------
INSURANCE (CONTINUED)
   Travelers                                                      3,700   $  187
                                                                          ------
                                                                             534
                                                                          ------
MACHINERY (2.5%)
   Danaher                                                        5,000      192
                                                                          ------
MEDICAL PRODUCTS & SERVICES (8.2%)
   Johnson & Johnson                                              3,200      186
   McKesson                                                       2,300      144
   St. Jude Medical*                                              4,450      164
   UnitedHealth Group                                             5,000      152
                                                                          ------
                                                                             646
                                                                          ------
METALS (1.3%)
   Freeport-McMoRan Copper & Gold                                 1,450      104
                                                                          ------
OIL FIELD SERVICES (2.8%)
   Diamond Offshore Drilling                                      1,100       65
   National Oilwell Varco                                         4,000      157
                                                                          ------
                                                                             222
                                                                          ------
PETROLEUM & FUEL PRODUCTS (2.2%)
   Apache                                                         1,800      172
                                                                          ------
PETROLEUM REFINING (8.0%)
   Chevron                                                        3,000      229
   ConocoPhillips                                                 3,900      215
   Marathon Oil                                                   5,500      184
                                                                          ------
                                                                             628
                                                                          ------
PHARMACEUTICALS (6.2%)
   Eli Lilly                                                      4,700      167
   Merck                                                          4,200      145
   Pfizer                                                        11,600      174
                                                                          ------
                                                                             486
                                                                          ------
RETAIL (4.6%)
   Best Buy                                                       2,900      100
   CVS Caremark                                                   5,600      172
   Kohl's*                                                        1,800       86
                                                                          ------
                                                                             358
                                                                          ------
SEMI-CONDUCTORS/INSTRUMENTS (2.2%)
   Intel                                                          8,200      169
                                                                          ------
SOFTWARE (2.3%)
   Oracle                                                         7,700      182
                                                                          ------
TELEPHONES & TELECOMMUNICATIONS (6.4%)
   AT&T                                                           6,600      171
   Cisco Systems*                                                 6,700      155
   Frontier Communications                                        1,392       11

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
July 31, 2010                                                        (Unaudited)

                                                                           Value
HGK EQUITY VALUE FUND                                            Shares    (000)
---------------------                                           -------   ------
TELEPHONES & TELECOMMUNICATIONS (CONTINUED)
   Verizon Communications                                         5,800   $  168
                                                                          ------
                                                                             505
                                                                          ------
TOTAL COMMON STOCK
   (Cost $8,137)                                                           7,619
                                                                          ------
SHORT-TERM INVESTMENT (2.8%)
   AIM Liquid Assets Institutional Money Market Fund,
      0.26% (A)                                                 222,589      223
                                                                          ------
TOTAL SHORT-TERM INVESTMENT
   (Cost $223)                                                               223
                                                                          ------
TOTAL INVESTMENTS (99.9%)
   (Cost $8,360)+                                                         $7,842
                                                                          ======

PERCENTAGES ARE BASED ON NET ASSETS OF $7,847(000).

*    NON-INCOME PRODUCING SECURITY.

CL   CLASS

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2010.

     AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

+ AT JULY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $8,451(000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $506(000) AND $(1,115)(000) RESPECTIVELY.

AS OF JULY 31, 2010, ALL OF THE FUND'S INVESTMENTS WERE CONSIDERED LEVEL 1 IN ACCORDANCE WITH ASC 820.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS, FAIR VALUE HIERARCHY LEVELS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

HGK-QH-001-1400

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 27, 2010


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: September 27, 2010